OTHER EXPENSE - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other expense [Abstract]
Bank charges	$ 2	$ 0	$ 3	$ 1
Litigation	7	4	11	9
Loss on warrant investments at fair value through profit or loss ("FVPL")	1	3	3	5
Porgera care and maintenance costs	0	13	0	30
Tanzania education program	0	0	0	30
Tax interest and penalties	61	0	61	0
Other	18	8	34	14
Total other expense	89	28	112	89
Other income [Abstract]
Gain on sale of non-current assets	(5)	(3)	(6)	(6)
Gain on non-hedge derivatives	0	(1)	0	(2)
Interest income on other assets	(4)	(6)	(9)	(11)
Other income	9	10	15	19
Total	$ 80	$ 18	$ 97	$ 70